Intangible Assets (Details) - USD ($)		Jun. 30, 2018		Dec. 31, 2017	Dec. 31, 2016
Amortizing Intangible Assets
Gross Carry Amount		$ 306,822		$ 307,175	$ 4,015,664
Accumulated Amortization		(244,522)		(239,569)	(1,688,683)
Impairment Loss		(53,022)		(53,022)	(2,018,628)
Net Balance		9,278		14,584	308,353
Total intangible assets
Gross Carry Amount		451,711		452,064	4,160,553
Accumulated Amortization		(244,522)		(239,569)	(1,688,683)
Impairment Loss		(63,621)		(63,621)	(2,018,628)
Net Balance		143,568		148,874	453,242
Website name
Indefinite lived intangible assets
Gross Carry Amount		134,290		134,290	134,290
Accumulated Amortization		0		0	0
Impairment Loss		0		0	0
Net Balance		134,290		134,290	134,290
Patent
Indefinite lived intangible assets
Gross Carry Amount	[1]	10,599		10,599
Accumulated Amortization		0	[1]	0	0
Impairment Loss		(10,599)	[1]	(10,599)	0
Net Balance		0	[1]	0	10,599
Charter/ Cooperation agreements
Amortizing Intangible Assets
Gross Carry Amount				0	2,755,821
Accumulated Amortization				0	(909,257)
Net Balance				0	0
Software and licenses
Amortizing Intangible Assets
Gross Carry Amount		213,857		214,210	267,991
Accumulated Amortization		(204,579)		(199,626)	(241,932)
Impairment Loss		0		0
Net Balance		9,278		14,584	26,059
Patent and trademark
Amortizing Intangible Assets
Gross Carry Amount		92,965	[1]	92,965	92,965
Accumulated Amortization		(39,943)	[1]	(39,943)	(39,943)
Impairment Loss	[1]	(53,022)		(53,022)
Net Balance		$ 0	[1]	0	53,022
Website and mobile app development
Amortizing Intangible Assets
Gross Carry Amount				0	593,193
Accumulated Amortization				0	(421,129)
Net Balance				0	0
Workforce
Amortizing Intangible Assets
Gross Carry Amount				0	305,694
Accumulated Amortization				0	(76,422)
Net Balance				$ 0	$ 229,272

[1]	During the second quarter of 2017, the Company determined that one of its subsidiaries in the US would not serve the core business or generate future cash flow. As no future cash flows will be generated from using the patents owned by this subsidiary, the Company estimated the fair value of those patents to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patents of $63,621 was recognized in 2017 to write off the entire book value of the patents.